Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PGIM ETF TRUST
Prospectus Date	rr_ProspectusDate	Mar. 13, 2019
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
PGIM ETF TRUST
(the "PGIM Trust")

PGIM Ultra Short Bond ETF
PGIM Active High Yield Bond ETF
PGIM QMA Strategic Alpha Large-Cap Core ETF
PGIM QMA Strategic Alpha Small-Cap Growth ETF
PGIM QMA Strategic Alpha Small-Cap Value ETF
PGIM QMA Strategic Alpha International Equity
ETF (collectively, the "Funds")

Supplement dated March 13, 2019 to the currently effective
Summary Prospectus, Statutory Prospectus and Statement of Additional Information

This supplement sets forth changes to the currently effective Summary Prospectus, Prospectus and Statement of Additional Information ("SAI") of each of the Funds. The following should be read in conjunction with the applicable Summary Prospectus, Statutory Prospectus and SAI and should be retained for future reference.

1.Each Fund's Summary Prospectus section entitled Investments, Risks and Performance is amended to delete and replace the current New/Small Fund Risk with the following:

New/Small Fund Risk. The Fund recently commenced operations and has a limited operating history. As a new and relatively small fund, the Fund's performance may not represent how the Fund is expected to or may perform in the long term if and when it becomes larger and has fully implemented its investment strategies. Investment positions may have a disproportionate impact (negative or positive) on performance in new and smaller funds. New and smaller funds may also require a period of time before they are invested in securities that meet their investment objectives and policies and achieve a representative portfolio composition. Since the Fund is new, an active secondary market for the shares of the Fund may not develop or may not continue once developed. Shareholders holding large blocks of shares of the Fund, including the Manager and its affiliates, may hold their shares for long periods of time, which may lead to reduced trading volumes, wider trading spreads and impede the development or maintenance of an active secondary trading market for Fund shares. These large shareholders may also loan or sell all or a portion of their Fund shares, which may result in increasing concentration of Fund shares in a small number of holders, and the potential for large redemptions, decreases in Fund assets and increased expenses for remaining shareholders.

PGIM Ultra Short Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
PGIM ETF TRUST
(the "PGIM Trust")

PGIM Ultra Short Bond ETF
ETF (collectively, the "Funds")

Supplement dated March 13, 2019 to the currently effective
Summary Prospectus, Statutory Prospectus and Statement of Additional Information

This supplement sets forth changes to the currently effective Summary Prospectus, Prospectus and Statement of Additional Information ("SAI") of each of the Funds. The following should be read in conjunction with the applicable Summary Prospectus, Statutory Prospectus and SAI and should be retained for future reference.

1.Each Fund's Summary Prospectus section entitled Investments, Risks and Performance is amended to delete and replace the current New/Small Fund Risk with the following:

New/Small Fund Risk. The Fund recently commenced operations and has a limited operating history. As a new and relatively small fund, the Fund's performance may not represent how the Fund is expected to or may perform in the long term if and when it becomes larger and has fully implemented its investment strategies. Investment positions may have a disproportionate impact (negative or positive) on performance in new and smaller funds. New and smaller funds may also require a period of time before they are invested in securities that meet their investment objectives and policies and achieve a representative portfolio composition. Since the Fund is new, an active secondary market for the shares of the Fund may not develop or may not continue once developed. Shareholders holding large blocks of shares of the Fund, including the Manager and its affiliates, may hold their shares for long periods of time, which may lead to reduced trading volumes, wider trading spreads and impede the development or maintenance of an active secondary trading market for Fund shares. These large shareholders may also loan or sell all or a portion of their Fund shares, which may result in increasing concentration of Fund shares in a small number of holders, and the potential for large redemptions, decreases in Fund assets and increased expenses for remaining shareholders.

PGIM Active High Yield Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
PGIM ETF TRUST
(the "PGIM Trust")

PGIM Active High Yield Bond ETF
ETF (collectively, the "Funds")

Supplement dated March 13, 2019 to the currently effective
Summary Prospectus, Statutory Prospectus and Statement of Additional Information

This supplement sets forth changes to the currently effective Summary Prospectus, Prospectus and Statement of Additional Information ("SAI") of each of the Funds. The following should be read in conjunction with the applicable Summary Prospectus, Statutory Prospectus and SAI and should be retained for future reference.

1.Each Fund's Summary Prospectus section entitled Investments, Risks and Performance is amended to delete and replace the current New/Small Fund Risk with the following:

New/Small Fund Risk. The Fund recently commenced operations and has a limited operating history. As a new and relatively small fund, the Fund's performance may not represent how the Fund is expected to or may perform in the long term if and when it becomes larger and has fully implemented its investment strategies. Investment positions may have a disproportionate impact (negative or positive) on performance in new and smaller funds. New and smaller funds may also require a period of time before they are invested in securities that meet their investment objectives and policies and achieve a representative portfolio composition. Since the Fund is new, an active secondary market for the shares of the Fund may not develop or may not continue once developed. Shareholders holding large blocks of shares of the Fund, including the Manager and its affiliates, may hold their shares for long periods of time, which may lead to reduced trading volumes, wider trading spreads and impede the development or maintenance of an active secondary trading market for Fund shares. These large shareholders may also loan or sell all or a portion of their Fund shares, which may result in increasing concentration of Fund shares in a small number of holders, and the potential for large redemptions, decreases in Fund assets and increased expenses for remaining shareholders.

PGIM QMA Strategic Alpha Large-Cap Core ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
PGIM ETF TRUST
(the "PGIM Trust")

PGIM QMA Strategic Alpha Large-Cap Core ETF
ETF (collectively, the "Funds")

Supplement dated March 13, 2019 to the currently effective
Summary Prospectus, Statutory Prospectus and Statement of Additional Information

This supplement sets forth changes to the currently effective Summary Prospectus, Prospectus and Statement of Additional Information ("SAI") of each of the Funds. The following should be read in conjunction with the applicable Summary Prospectus, Statutory Prospectus and SAI and should be retained for future reference.

1.Each Fund's Summary Prospectus section entitled Investments, Risks and Performance is amended to delete and replace the current New/Small Fund Risk with the following:

New/Small Fund Risk. The Fund recently commenced operations and has a limited operating history. As a new and relatively small fund, the Fund's performance may not represent how the Fund is expected to or may perform in the long term if and when it becomes larger and has fully implemented its investment strategies. Investment positions may have a disproportionate impact (negative or positive) on performance in new and smaller funds. New and smaller funds may also require a period of time before they are invested in securities that meet their investment objectives and policies and achieve a representative portfolio composition. Since the Fund is new, an active secondary market for the shares of the Fund may not develop or may not continue once developed. Shareholders holding large blocks of shares of the Fund, including the Manager and its affiliates, may hold their shares for long periods of time, which may lead to reduced trading volumes, wider trading spreads and impede the development or maintenance of an active secondary trading market for Fund shares. These large shareholders may also loan or sell all or a portion of their Fund shares, which may result in increasing concentration of Fund shares in a small number of holders, and the potential for large redemptions, decreases in Fund assets and increased expenses for remaining shareholders.

PGIM QMA Strategic Alpha Small-Cap Growth ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
PGIM ETF TRUST
(the "PGIM Trust")

PGIM QMA Strategic Alpha Small-Cap Growth ETF
ETF (collectively, the "Funds")

Supplement dated March 13, 2019 to the currently effective
Summary Prospectus, Statutory Prospectus and Statement of Additional Information

This supplement sets forth changes to the currently effective Summary Prospectus, Prospectus and Statement of Additional Information ("SAI") of each of the Funds. The following should be read in conjunction with the applicable Summary Prospectus, Statutory Prospectus and SAI and should be retained for future reference.

1.Each Fund's Summary Prospectus section entitled Investments, Risks and Performance is amended to delete and replace the current New/Small Fund Risk with the following:

New/Small Fund Risk. The Fund recently commenced operations and has a limited operating history. As a new and relatively small fund, the Fund's performance may not represent how the Fund is expected to or may perform in the long term if and when it becomes larger and has fully implemented its investment strategies. Investment positions may have a disproportionate impact (negative or positive) on performance in new and smaller funds. New and smaller funds may also require a period of time before they are invested in securities that meet their investment objectives and policies and achieve a representative portfolio composition. Since the Fund is new, an active secondary market for the shares of the Fund may not develop or may not continue once developed. Shareholders holding large blocks of shares of the Fund, including the Manager and its affiliates, may hold their shares for long periods of time, which may lead to reduced trading volumes, wider trading spreads and impede the development or maintenance of an active secondary trading market for Fund shares. These large shareholders may also loan or sell all or a portion of their Fund shares, which may result in increasing concentration of Fund shares in a small number of holders, and the potential for large redemptions, decreases in Fund assets and increased expenses for remaining shareholders.

PGIM QMA Strategic Alpha Small-Cap Value ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
PGIM ETF TRUST
(the "PGIM Trust")

PGIM QMA Strategic Alpha Small-Cap Value ETF
ETF (collectively, the "Funds")

Supplement dated March 13, 2019 to the currently effective
Summary Prospectus, Statutory Prospectus and Statement of Additional Information

This supplement sets forth changes to the currently effective Summary Prospectus, Prospectus and Statement of Additional Information ("SAI") of each of the Funds. The following should be read in conjunction with the applicable Summary Prospectus, Statutory Prospectus and SAI and should be retained for future reference.

1.Each Fund's Summary Prospectus section entitled Investments, Risks and Performance is amended to delete and replace the current New/Small Fund Risk with the following:

New/Small Fund Risk. The Fund recently commenced operations and has a limited operating history. As a new and relatively small fund, the Fund's performance may not represent how the Fund is expected to or may perform in the long term if and when it becomes larger and has fully implemented its investment strategies. Investment positions may have a disproportionate impact (negative or positive) on performance in new and smaller funds. New and smaller funds may also require a period of time before they are invested in securities that meet their investment objectives and policies and achieve a representative portfolio composition. Since the Fund is new, an active secondary market for the shares of the Fund may not develop or may not continue once developed. Shareholders holding large blocks of shares of the Fund, including the Manager and its affiliates, may hold their shares for long periods of time, which may lead to reduced trading volumes, wider trading spreads and impede the development or maintenance of an active secondary trading market for Fund shares. These large shareholders may also loan or sell all or a portion of their Fund shares, which may result in increasing concentration of Fund shares in a small number of holders, and the potential for large redemptions, decreases in Fund assets and increased expenses for remaining shareholders.

PGIM QMA Strategic Alpha International Equity ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
PGIM ETF TRUST
(the "PGIM Trust")

PGIM QMA Strategic Alpha International Equity
ETF (collectively, the "Funds")

Supplement dated March 13, 2019 to the currently effective
Summary Prospectus, Statutory Prospectus and Statement of Additional Information

This supplement sets forth changes to the currently effective Summary Prospectus, Prospectus and Statement of Additional Information ("SAI") of each of the Funds. The following should be read in conjunction with the applicable Summary Prospectus, Statutory Prospectus and SAI and should be retained for future reference.

1.Each Fund's Summary Prospectus section entitled Investments, Risks and Performance is amended to delete and replace the current New/Small Fund Risk with the following:

New/Small Fund Risk. The Fund recently commenced operations and has a limited operating history. As a new and relatively small fund, the Fund's performance may not represent how the Fund is expected to or may perform in the long term if and when it becomes larger and has fully implemented its investment strategies. Investment positions may have a disproportionate impact (negative or positive) on performance in new and smaller funds. New and smaller funds may also require a period of time before they are invested in securities that meet their investment objectives and policies and achieve a representative portfolio composition. Since the Fund is new, an active secondary market for the shares of the Fund may not develop or may not continue once developed. Shareholders holding large blocks of shares of the Fund, including the Manager and its affiliates, may hold their shares for long periods of time, which may lead to reduced trading volumes, wider trading spreads and impede the development or maintenance of an active secondary trading market for Fund shares. These large shareholders may also loan or sell all or a portion of their Fund shares, which may result in increasing concentration of Fund shares in a small number of holders, and the potential for large redemptions, decreases in Fund assets and increased expenses for remaining shareholders.